Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Equity attributable to owners of parent	Share Capital	Additional Paid-in Capital	Capital reserve	Accumulated losses	Other comprehensive loss	Non-controlling interest
Beginning balance at Jun. 30, 2023	R$ 2,110,357	R$ 1,860,119	R$ 591	R$ 2,134,339	R$ 14,533	R$ (260,710)	R$ (28,634)	R$ 250,238
Exchange differences on translation of foreign operations	35,194	34,078					34,078	1,116
Share-based payment	15,647	15,647			15,647
Acquisition of subsidiaries	2,007							2,007
Other	(19,185)	(24,778)		(24,778)				5,593
Loss for the year	(785,005)	(762,455)				(762,455)		(22,550)
Ending balance at Jun. 30, 2024	1,359,015	1,122,611	591	2,109,561	30,180	(1,023,165)	5,444	236,404
Exchange differences on translation of foreign operations	(660)	(625)					(625)	(35)
Share-based payment	9,981	9,981			9,981
Acquisition of non-controlling interests		(10,051)	2	(10,053)				10,051
Other	(15)	(571)		(571)				556
Loss for the year	(2,883,922)	(2,667,494)				(2,667,494)		(216,428)
Ending balance at Jun. 30, 2025	R$ (1,515,601)	R$ (1,546,149)	R$ 593	R$ 2,098,937	R$ 40,161	R$ (3,690,659)	R$ 4,819	R$ 30,548